AB Cap Fund, Inc.

AB Concentrated International Growth Portfolio

Portfolio of Investments

March 31, 2021 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 96.9%
Industrials – 22.4%
Electrical Equipment – 4.9%
Nidec Corp.	169,700	$20,691,147

Machinery – 10.9%
Alstom SA(a)	293,983	14,648,292
FANUC Corp.	54,400	13,078,143
KION Group AG	186,069	18,384,663

		46,111,098

Professional Services – 3.5%
Recruit Holdings Co., Ltd.	301,700	14,815,340

Trading Companies & Distributors – 3.1%
Ashtead Group PLC	218,732	13,057,336

		94,674,921

Information Technology – 21.7%
Electronic Equipment, Instruments & Components – 6.6%
Keyence Corp.	22,700	10,345,663
Murata Manufacturing Co., Ltd.	217,000	17,467,497

		27,813,160

IT Services – 5.9%
Capgemini SE	99,081	16,846,435
Worldline SA/France(a) (b)	98,780	8,269,552

		25,115,987

Semiconductors & Semiconductor Equipment – 4.1%
ASML Holding NV	28,060	17,216,753

Software – 5.1%
SAP SE	81,163	9,955,178
TeamViewer AG(a) (b)	268,274	11,473,080

		21,428,258

		91,574,158

Consumer Discretionary – 15.5%
Hotels, Restaurants & Leisure – 3.0%
Yum China Holdings, Inc.	217,331	12,868,168

Internet & Direct Marketing Retail – 5.1%
Alibaba Group Holding Ltd. (Sponsored ADR)(a)	37,839	8,579,237
Prosus NV(a)	115,113	12,809,623

		21,388,860

Specialty Retail – 2.4%
Fast Retailing Co., Ltd.(c)	12,600	10,072,157

Textiles, Apparel & Luxury Goods – 5.0%
adidas AG(a)	31,635	9,882,478
LVMH Moet Hennessy Louis Vuitton SE	17,172	11,470,055

		21,352,533

		65,681,718

Company	Shares	U.S. $ Value

Financials – 12.8%
Banks – 2.5%
HDFC Bank Ltd. (ADR)(a)	138,018	$10,722,618

Capital Markets – 6.9%
Partners Group Holding AG	12,429	15,883,341
St. James’s Place PLC	742,842	13,041,551

		28,924,892

Insurance – 3.4%
AIA Group Ltd.	1,183,600	14,483,436

		54,130,946

Health Care – 9.1%
Biotechnology – 3.3%
Genmab A/S(a)	42,101	13,846,753

Life Sciences Tools & Services – 5.8%
Eurofins Scientific SE(a)	134,629	12,867,877
Lonza Group AG	21,250	11,885,115

		24,752,992

		38,599,745

Consumer Staples – 8.6%
Beverages – 2.2%
Treasury Wine Estates Ltd.	1,157,647	9,124,603

Food Products – 4.3%
Kerry Group PLC - Class A	76,594	9,565,746
Nestle SA	78,182	8,715,447

		18,281,193

Personal Products – 2.1%
Kose Corp.(c)	63,100	8,943,138

		36,348,934

Materials – 3.7%
Chemicals – 3.7%
Sika AG	53,973	15,433,813

Communication Services – 3.1%
Diversified Telecommunication Services – 3.1%
Cellnex Telecom SA(b) (c)	225,942	13,025,151

Total Common Stocks (cost $354,727,115)		409,469,386

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 2.4%
Investment Companies – 2.4%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(d) (e) (f) (cost $10,002,259)	10,002,259	$10,002,259

Total Investments – 99.3% (cost $364,729,374)(g)		419,471,645
Other assets less liabilities – 0.7%		3,156,747

Net Assets – 100.0%		$422,628,392

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	1,853	GBP	1,349	04/09/2021	$6,679
Bank of America, NA	USD	3,656	GBP	2,636	04/09/2021	(22,384)
Bank of America, NA	JPY	114,618	USD	1,051	05/20/2021	15,596
Bank of America, NA	HKD	5,660	USD	730	05/21/2021	1,604
Bank of America, NA	EUR	10,827	USD	12,898	05/27/2021	187,743
Barclays Bank PLC	GBP	861	USD	1,191	04/09/2021	3,539
Barclays Bank PLC	USD	1,043	GBP	760	04/09/2021	5,193
Barclays Bank PLC	USD	1,248	GBP	896	04/09/2021	(12,893)
Barclays Bank PLC	USD	14,272	JPY	1,513,328	05/20/2021	(598,894)
Barclays Bank PLC	USD	1,040	EUR	880	05/27/2021	(7,115)
Barclays Bank PLC	USD	18,651	AUD	24,499	06/04/2021	(37,664)
BNP Paribas SA	USD	1,634	CNY	10,661	04/22/2021	(11,638)
BNP Paribas SA	JPY	113,357	USD	1,040	05/20/2021	15,408
Citibank, NA	USD	10,598	GBP	7,547	04/09/2021	(193,273)
Citibank, NA	DKK	13,698	USD	2,245	04/15/2021	84,921
Citibank, NA	USD	1,173	CHF	1,042	05/06/2021	(69,932)
Goldman Sachs Bank USA	USD	1,116	GBP	818	04/09/2021	11,625
Goldman Sachs Bank USA	USD	1,291	GBP	931	04/09/2021	(7,826)
Goldman Sachs Bank USA	DKK	5,962	USD	977	04/15/2021	36,644
Goldman Sachs Bank USA	CNY	23,282	USD	3,596	04/22/2021	52,715
Goldman Sachs Bank USA	USD	6,206	CNY	40,216	04/22/2021	(86,128)
Goldman Sachs Bank USA	JPY	143,937	USD	1,322	05/20/2021	21,630
Goldman Sachs Bank USA	USD	2,721	JPY	296,494	05/20/2021	(42,216)
Goldman Sachs Bank USA	USD	1,174	EUR	985	05/27/2021	(18,057)
Goldman Sachs Bank USA	USD	1,267	AUD	1,660	06/04/2021	(5,983)
HSBC Bank USA	USD	3,850	GBP	2,740	04/09/2021	(73,009)
HSBC Bank USA	USD	989	DKK	6,117	04/15/2021	(24,745)
HSBC Bank USA	CNY	9,133	USD	1,405	04/22/2021	15,460
HSBC Bank USA	USD	837	CNY	5,435	04/22/2021	(9,424)
HSBC Bank USA	CHF	7,859	USD	8,856	05/06/2021	534,143
HSBC Bank USA	USD	1,966	JPY	213,869	05/20/2021	(33,645)
Natwest Markets PLC	USD	9,120	GBP	6,667	04/09/2021	71,684
Natwest Markets PLC	CNY	123,174	USD	18,959	04/22/2021	214,132
Natwest Markets PLC	CHF	739	USD	793	05/06/2021	10,293
Natwest Markets PLC	USD	2,677	JPY	290,638	05/20/2021	(50,967)
Natwest Markets PLC	USD	670	HKD	5,199	05/21/2021	(1,520)
Societe Generale	CNY	7,036	USD	1,080	04/22/2021	9,251
State Street Bank & Trust Co.	GBP	1,867	USD	2,593	04/09/2021	19,509
State Street Bank & Trust Co.	GBP	1,013	USD	1,392	04/09/2021	(4,675)
State Street Bank & Trust Co.	USD	3,029	GBP	2,178	04/09/2021	(26,054)
State Street Bank & Trust Co.	USD	1,118	DKK	6,847	04/15/2021	(38,430)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	CNY	9,556	USD	1,464	04/22/2021	$9,435
State Street Bank & Trust Co.	CHF	742	USD	810	05/06/2021	23,920
State Street Bank & Trust Co.	USD	1,132	CHF	1,051	05/06/2021	(19,211)
State Street Bank & Trust Co.	JPY	585,920	USD	5,479	05/20/2021	185,351
State Street Bank & Trust Co.	USD	2,204	JPY	240,430	05/20/2021	(31,405)
State Street Bank & Trust Co.	HKD	59,276	USD	7,644	05/21/2021	18,019
State Street Bank & Trust Co.	USD	4,236	HKD	32,857	05/21/2021	(8,942)
State Street Bank & Trust Co.	EUR	1,412	USD	1,686	05/27/2021	28,489
State Street Bank & Trust Co.	EUR	1,076	USD	1,262	05/27/2021	(1,025)
State Street Bank & Trust Co.	USD	345	EUR	289	05/27/2021	(5,558)
UBS AG	USD	999	CNY	6,496	04/22/2021	(10,631)
UBS AG	CHF	1,870	USD	2,012	05/06/2021	31,398
UBS AG	HKD	83,075	USD	10,716	05/21/2021	28,562

						$189,699

(a)	Non-income producing security.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2021, the aggregate market value of these securities amounted to $32,767,783 or 7.8% of net assets.

(c)	Represents entire or partial securities out on loan.
(d)	Affiliated investments.
(e)	The rate shown represents the 7-day yield as of period end.
(f)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(g)

As of March 31, 2021, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $62,829,505 and gross unrealized depreciation of investments was $(7,897,535), resulting in net unrealized appreciation of $54,931,970.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD – Australian Dollar

CHF – Swiss Franc

CNY – Chinese Yuan Renminbi

DKK – Danish Krone

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

JPY – Japanese Yen

USD – United States Dollar

Glossary:

ADR – American Depositary Receipt

COUNTRY BREAKDOWN1

March 31, 2021 (unaudited)

22.7%	Japan
12.4%	Switzerland
12.2%	France
11.8%	Germany
8.2%	China
6.2%	United Kingdom
4.1%	Netherlands
3.4%	Hong Kong
3.3%	Denmark
3.1%	Spain
3.1%	Luxembourg
2.6%	India
2.3%	Ireland
2.2%	Australia
2.4%	Short-Term

100.0%	Total Investments

1	All data are as of March 31, 2021. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time.

AB Cap Fund, Inc.

AB Concentrated International Growth Portfolio

March 31, 2021 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2021:

Investments in Securities:	Level 1	Level 2		Level 3	Total
Assets:
Common Stocks:
Industrials	$—	$94,674,921		$—	$94,674,921
Information Technology	—	91,574,158		—	91,574,158
Consumer Discretionary	21,447,405	44,234,313		—	65,681,718
Financials	10,722,618	43,408,328		—	54,130,946
Health Care	—	38,599,745		—	38,599,745
Consumer Staples	—	36,348,934		—	36,348,934
Materials	—	15,433,813		—	15,433,813
Communication Services	—	13,025,151		—	13,025,151
Short-Term Investments	10,002,259	—		—	10,002,259

Total Investments in Securities	42,172,282	377,299,363	(a)	—	419,471,645
Other Financial Instruments(b):
Assets:
Forward Currency Exchange Contracts	—	1,642,943		—	1,642,943
Liabilities:
Forward Currency Exchange Contracts	—	(1,453,244)		—	(1,453,244)

Total	$42,172,282	$377,489,062		$—	$419,661,344

(a)

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended March 31, 2021 is as follows:

Fund	Market Value 06/30/2020 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 03/31/2021 (000)	Dividend Income (000)
Government Money Market Portfolio	$6,171	$162,996	$159,165	$10,002	$4
Government Money Market Portfolio*	5,623	1,144	6,767	0	0	**
Total	$11,794	$164,140	$165,932	$10,002	$4

*	Investments of cash collateral for securities lending transactions.
**	Amount less than $500.